Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0000712534
Registrant Name	FIRST MERCHANTS CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES